Related Party Transactions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) bcf mi $ / MMBTU	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) bcf / d $ / MMBTU	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Related Party Transaction [Line Items]
General and administrative expense—affiliate	$ 58,304,000	$ 52,644,000	$ 71,065,000	$ 93,064,000	$ 33,951,000
Operating and maintenance expense—affiliate	$ 456,000	34,000	95,000	0	0
LNG Terminal Capacity Agreements [Member]
Related Party Transaction [Line Items]
Terminal Use Agreement Maintenance Expense Including Affiliate			$ 26,700,000	26,600,000	10,100,000
LNG Terminal Capacity Agreements [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Regasification Capacity	2.0		2.0
Related Party Transaction, Committed Annual Fee	$ 250,000,000		$ 250,000,000
Related Party Agreement Term	20 years		20 years
Portion of Storage Capacity Reserved	41.00%		41.00%
Terminal Use Agreement Maintenance Expense Including Affiliate	$ 17,000,000	25,000,000
LNG Terminal Capacity Agreements [Member] | SPLNG [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment	100.00%		100.00%
LNG Terminal Capacity Agreements [Member] | SPLNG [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment	0.00%		0.00%
LNG Sale and Purchase Agreement [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Incremental LNG Volume, Purchase Price Percentage of Henry Hub	115.00%		115.00%
Incremental LNG Volume, Purchase Price | $ / MMBTU	3.00		3.00
Service Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expense—affiliate	$ 57,800,000	52,300,000	$ 70,600,000	92,600,000	34,000,000
Operating and maintenance expense—affiliate	$ 500,000	34,000
Operation and Maintenance Agreement [Member] | Cheniere Investments [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month	0.60%		0.60%
Related Party Transaction, Committed Monthly Fee	$ 83,333		$ 83,333
Management Services Agreement [Member] | Cheniere Terminals [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month	2.40%		2.40%
Related Party Transaction, Committed Monthly Fee	$ 541,667		$ 541,667
LNG Site Sublease Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Annual Sublease Payment	$ 1,000,000
Term of available extension	10 years		10 years
Review Period for Inflation Adjustment	5 years		5 years
Operating Leases, Sublease Rent Expense, Net	$ 500,000	400,000	$ 500,000	$ 500,000	$ 300,000
Cooperation Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Assets conveyed under the agreement	80,500,000	$ 700,000	700,000
Interconnect Agreement [Member] | CTPL [Member]
Related Party Transaction [Line Items]
Assets conveyed under the agreement	$ 10,100,000
Interconnect Agreement [Member] | CTPL [Member] | Creole Trail Pipeline [Member]
Related Party Transaction [Line Items]
Length of Natural Gas Pipeline | mi	94
Tax Sharing Agreement [Member] | Cheniere [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	$ 0		$ 0